Fair Value Measurements, Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trading debt securities [Member]
Assets:
Balance, beginning of period	$ 241	$ 157	$ 185	$ 241
Net gains (losses)		(7)	(14)	(72)
Purchases		164	141	218
Sales		(200)	(167)	(186)
Settlements		(18)	(11)	(6)
Transfers into Level 3		66	104	22
Transfers out of Level 3		(36)	(81)	(32)
Balance, end of period		126	157	185
Net unrealized gain (losses), related to assets and liabilities held at period end		(12)	(12)	(73)
Available-for-sale debt securities [Member]
Assets:
Balance, beginning of period	186	221	276	186
Net gains (losses)		18	(8)	(36)
Purchases		24	113	327
Sales		0	(31)	(26)
Settlements		(18)	(19)	(25)
Transfers into Level 3		1	304	460
Transfers out of Level 3		(30)	(414)	(610)
Balance, end of period		216	221	276
Net unrealized gain (losses), related to assets and liabilities held at period end		20	(32)	(10)
Fair Value Disclosures, Textual [Abstract]
Total net gains (losses) related to assets held at period end and included in other comprehensive income		21	(27)	(37)
Total unrealized net gains (losses) related to assets held at period end and included in other comprehensive income		22	(28)	(9)
Loans held for sale [Member]
Assets:
Balance, beginning of period	1,033	448	793	1,033
Net gains (losses)		(4)	1	(252)
Purchases		119	298	389
Sales		(120)	(373)	(391)
Settlements		(91)	(120)	(207)
Transfers into Level 3		111	126	237
Transfers out of Level 3		(283)	(277)	(16)
Balance, end of period		180	448	793
Net unrealized gain (losses), related to assets and liabilities held at period end		(5)	(17)	(170)
Mortgage servicing rights [Member] | Total Consumer [Member] | Residential mortgage [Member]
Assets:
Balance, beginning of period	6,920	7,468	9,310	6,920
Net gains (losses)		(406)	(1,101)	2,001
Purchases		94	161	1,003
Sales		(312)	(902)	(614)
Settlements		0	0	0
Transfers into Level 3		0	0	0
Transfers out of Level 3		0	0	0
Balance, end of period		6,844	7,468	9,310
Net unrealized gain (losses), related to assets and liabilities held at period end		492	86	3,254
Derivative [Member]
Net Derivative Assets (Liabilities):
Balance, beginning of period	(285)	(4,998)	(3,797)	(285)
Net gains (losses)		(3,135)	(2,915)	(3,313)
Purchases		11	17	19
Sales		(4)	(7)	(18)
Settlements		3,357	3,150	1,830
Transfers into Level 3		(260)	(1,604)	(1,035)
Transfers out of Level 3		226	158	(995)
Balance, end of period		(4,803)	(4,998)	(3,797)
Net unrealized gains (losses) related to assets and liabilities held at period end		(507)	(179)	(1,813)
Derivative [Member] | Interest rate contracts [Member]
Net Derivative Assets (Liabilities):
Balance, beginning of period	127	(3,567)	(2,582)	127
Net gains (losses)		(2,820)	(2,062)	(3,280)
Purchases		0	3	0
Sales		0	(3)	0
Settlements		2,802	2,548	994
Transfers into Level 3		(9)	(1,493)	(435)
Transfers out of Level 3		(9)	22	12
Balance, end of period		(3,603)	(3,567)	(2,582)
Net unrealized gains (losses) related to assets and liabilities held at period end		(563)	93	(2,073)
Derivative [Member] | Equity contracts [Member]
Net Derivative Assets (Liabilities):
Balance, beginning of period	(417)	(1,474)	(1,224)	(417)
Net gains (losses)		(578)	(801)	35
Purchases		0	0	0
Sales		0	0	(9)
Settlements		857	521	718
Transfers into Level 3		(204)	(108)	(584)
Transfers out of Level 3		232	138	(967)
Balance, end of period		(1,167)	(1,474)	(1,224)
Net unrealized gains (losses) related to assets and liabilities held at period end		90	(314)	276
Derivative [Member] | Equity contracts [Member] | Nonmarketable equity securities [Member]
Net Derivative Assets (Liabilities):
Transfers out of Level 3	1,400
Derivative [Member] | Other derivative contracts [Member]
Net Derivative Assets (Liabilities):
Balance, beginning of period	5	43	9	5
Net gains (losses)		263	(52)	(68)
Purchases		11	14	19
Sales		(4)	(4)	(9)
Settlements		(302)	81	118
Transfers into Level 3		(47)	(3)	(16)
Transfers out of Level 3		3	(2)	(40)
Balance, end of period		(33)	43	9
Net unrealized gains (losses) related to assets and liabilities held at period end		(34)	42	(16)
Equity securities [Member]
Assets:
Balance, beginning of period	8,910	43	20	8,910
Net gains (losses)		9	(2)	4
Purchases		22	10	1
Sales		(27)	(8)	(2)
Settlements		0	0	0
Transfers into Level 3		0	23	3
Transfers out of Level 3		0	0	(8,896)
Balance, end of period		47	43	20
Net unrealized gain (losses), related to assets and liabilities held at period end		4	(1)	(2)
Other assets and liabilities [Member]
Assets and Liabilities:
Balance, beginning of period	(791)	(34)	(167)	(791)
Net gains (losses)		150	133	624
Purchases		0	0	0
Sales		0	0	0
Settlements		0	0	0
Transfers into level 3		0	0	0
Transfers out of Level 3		0	0	0
Balance, end of period		116	(34)	(167)
Net unrealized gain (losses), related to assets and liabilities held at period end		150	133	624
Fair Value Disclosures, Textual [Abstract]
Total net gains (losses) related to other assets and liabilities held at period end and included in other comprehensive income		(14)	(12)	71
Total unrealized net gains (losses) related to assets and liabilities held at period end and included in other comprehensive income		$ (14)	$ (12)	$ 71
Securities [Member] | Nonmarketable equity securities [Member]
Assets:
Transfers out of Level 3	$ 8,900